FAIR VALUE MEASUREMENTS (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	$ 1,317
Change in fair value	(1,281)
Balance at ending	36
Conversion Option Derivative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	1,343
Change in fair value	1,709
Balance at ending	3,052
Call And Contingent Put Derivative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	1,651
Change in fair value	650
Balance at ending	$ 2,301